SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Revenue) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Revenue | ₪			₪ 395,637	₪ 338,245	₪ 311,978
Sale of goods manufactured by other corporations [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Revenue | ₪			394,707	338,245	311,978
Income from providing non-bank credit [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Revenue | ₪			₪ 930
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Revenue | $	[1]	$ 114,478
US Dollars [Member] | Sale of goods manufactured by other corporations [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Revenue | $		114,209
US Dollars [Member] | Income from providing non-bank credit [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Revenue | $		$ 269

[1]	Convenience Translation into US Dollars.